Related Party Transactions and Balances	12 Months Ended		0 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 15, 2014 Class A ordinary shares Private Placement USD ($)	Dec. 15, 2014 Class A ordinary shares Private Placement CNY	Dec. 31, 2014 Ctrip Class A ordinary shares Private Placement USD ($) director
Related Party Transaction [Line Items]
Number of directors					1
Number of shares issued			36,812,868	36,812,868	3,731,034
Total proceeds from the private placement	$ 145,954,527	905,589,458	$ 148,000,000	905,792,199	$ 15,000,000